Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jan. 26, 2021
Accounting Policies [Abstract]
Summary of Reconciliation of Class A Common Stock
At January 26, 2021, the Class A ordinary shares reflected in the balance sheet are reconciled in the following table:

Gross Proceeds	$414,000,000
Less:
Proceeds allocated to Public Warrants	(36,429,930)
Class A ordinary shares issuance costs	(21,362,080)
Plus:
Accretion of carrying value to redemption value	57,792,010

Class A ordinary shares subject to possible redemption	$414,000,000